Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan
12.	EMPLOYEE BENEFIT PLAN
The Company maintains a defined contribution 401(k) plan for the benefit of all employees who have met the eligibility requirements. Participants may contribute up to 100% of their eligible compensation, subject only to annual limitations set by the Internal Revenue Service. The Company matches 100% of participant contributions, up to the first 6% of a participant’s plan compensation. For the three months ended June 30, 2020 and 2021, the Company recorded expense for matching contributions of $0.1 million and $0.3 million respectively. For the six months ended June 30, 2020 and 2021, the Company recorded expense for matching contributions of $0.3 million and $0.5 million, respectively, within general and administrative expenses on the Company’s statements of operations and comprehensive income (loss).

14. EMPLOYEE BENEFIT PLAN
The Company maintains a defined contribution 401(k) plan for the benefit of all employees who have met the eligibility requirements. Participants may contribute up to 100% of their eligible compensation, subject only to annual limitations set by the Internal Revenue Service. In 2019 and 2020, the Company matched 100% of the participant contributions, up to the first 6% of the participant’s deferrals. For the years ended December 31, 2019 and 2020, the Company recorded expense for matching contributions of $0.3 million and $0.6 million, respectively, within general and administrative expenses on the Company’s statements of income and comprehensive income.